PLEASE  FILE THIS  STATEMENT  OF  ADDITIONAL  INFORMATION  SUPPLEMENT  WITH YOUR
RECORDS.


                            STRONG ALL CAP VALUE FUND
                            STRONG ASIA PACIFIC FUND
                              STRONG BALANCED FUND
                              STRONG BLUE CHIP FUND
                              STRONG DISCOVERY FUND
                           STRONG DIVIDEND INCOME FUND
                               STRONG DOW 30 FUND
                              STRONG ENDEAVOR FUND
                               STRONG ENERGY FUND
                             STRONG ENTERPRISE FUND
                               STRONG GROWTH FUND
                              STRONG GROWTH 20 FUND
                          STRONG GROWTH AND INCOME FUND
                           STRONG LARGE CAP CORE FUND
                          STRONG LARGE CAP GROWTH FUND
                        STRONG LARGE COMPANY GROWTH FUND
                         STRONG MID CAP DISCIPLINED FUND
                           STRONG MULTI CAP VALUE FUND
                             STRONG OPPORTUNITY FUND
                              STRONG OVERSEAS FUND
                         STRONG SMALL COMPANY VALUE FUND
                           STRONG STRATEGIC VALUE FUND
                           STRONG TECHNOLOGY 100 FUND
                        STRONG U.S. EMERGING GROWTH FUND
                                STRONG VALUE FUND

Supplement to the Statement of Additional Information dated May 1, 2003, as supplemented on June 30, 2003.


STRONG ALL CAP VALUE FUND

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective October 20, 2003, the Strong All Cap Value Fund's name will change to the Strong Small/Mid Cap Value Fund. Any reference to All Cap Value Fund will be replaced with Small/Mid Cap Value Fund. In addition, the paragraph under "INVESTMENT POLICIES AND TECHNIQUES - Strong All Cap Value Fund" on page 10 of the Statement of Additional Information, is deleted and replaced with the following:

STRONG SMALL/MID CAP VALUE FUND
o Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, of small- and medium-capitalization companies.
o The Fund may invest up to 20% of its net assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.
o The Fund may invest up to 5% of its net assets in non-investment-grade debt obligations.
o The Fund may invest up to 30% of its net assets in foreign securities, including both direct investments and investments made through depositary receipts.
o The Advisor may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government, or foreign governments) as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable.
o The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.
o The Advisor intends to prohibit the Fund's purchases of illiquid securities when the Fund's current illiquid securities holdings constitute 10% or more of Fund net assets.

ALL CAP VALUE
DISCOVERY
DIVIDEND INCOME
GROWTH
GROWTH 20
LARGE CAP GROWTH
MULTI CAP VALUE
STRATEGIC VALUE
U.S. EMERGING GROWTH

Effective immediately, the section "Sector Concentration" on page 39 is deleted and replaced with the following.

THE FOLLOWING SECTION APPLIES TO THE ALL CAP VALUE, DISCOVERY, DIVIDEND INCOME, GROWTH, GROWTH 20, LARGE CAP GROWTH, MULTI CAP VALUE, STRATEGIC VALUE, AND U.S. EMERGING GROWTH FUNDS.
SECTOR CONCENTRATION

From time to time, the Fund may invest substantially in a particular sector. Returns in an economic sector may trail returns from other economic sectors. As a group, sectors tend to go through cycles of doing better or worse than the securities market in general. These periods may last several years. In addition, the sectors that dominate the market change over time.

BASIC MATERIALS SECTOR. Companies in this sector are subject to legislative or regulatory changes, adverse market conditions, and increased competition affecting basic materials. The prices for securities of companies in this sector may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

CONSUMER CYCLICALS SECTOR. Companies in this sector are subject to changing levels of consumer confidence and spending, changes in demographics and consumer tastes, and interest rate levels.

ENERGY SECTOR. Companies in this sector are subject to fluctuations in the price and supply of energy fuels. Swift price and supply fluctuations of energy fuels may be caused by events relating to international politics, energy conservation, the success of exploration projects, currency exchange rate fluctuations, and tax and other regulatory policies of various governments.

FINANCIAL SECTOR. Companies in the financial sector are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

HEALTHCARE SECTOR. Companies in the healthcare sector are subject to patent considerations, regulatory approval of products and other government regulation, and rapid obsolescence of their products and services.

TECHNOLOGY SECTOR. The value of companies in the technology sector is subject to rapidly changing technology, government regulation, and relatively high risks of obsolescence caused by scientific and technological advances. Smaller companies in this sector face greater risk of business failure. Also, the securities of these companies generally have higher price/earning (P/E) ratios than the general stock market. The higher the P/E, the more earnings growth investors are expecting. However, stocks with a higher P/E are considered riskier than stocks with a lower P/E, lower growth, and proven earnings

ALL FUNDS

Effective  immediately,  the following  "Proxy Voting  Policies and  Procedures"
information  is  added  to  the  Statement  of  Additional   Information   under
"Investment Advisor."

PROXY VOTING POLICIES AND PROCEDURES

The following summary describes how Strong Capital Management, Inc. ("Advisor"), as investment adviser to the Strong Family of Funds, generally intends to vote on proxy issues for the securities held in Fund portfolios. The Advisor is delegated the right and the obligation to vote proxies relating to the Funds' portfolio securities, subject to the oversight of the Board of Directors. In addition, the Advisor is responsible for establishing proxy voting policies and procedures, and reviewing and updating them as necessary.


GENERAL PRINCIPLE.
The Advisor votes any proxy or other beneficial interest in an equity security prudently and solely in the best long-term economic interest of advisory clients and their beneficiaries, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.


THE PROXY COMMITTEE.
The Advisor has established a Proxy Committee that meets as needed to administer, revise, and update the Proxy Voting Policy. In addition, the Proxy Committee meets when necessary to discuss and determine the votes for issues that do not fall into a category described in the Proxy Voting Policy, applying the general principles noted above. For issues that do not fall within predetermined voting guidelines, the Proxy Committee or its delegates may consult with the Portfolio Manager (or a member of the Portfolio Manager's investment team) of the account holding the relevant security for assistance in determining how to cast the vote.


PROCESS.
In order to apply the general policy noted above in a timely and consistent manner, the Proxy Committee has delegated its voting authority to a third-party voting service ("Voting Delegate"). Subject to the oversight of the Proxy Committee, the Voting Delegate follows the written voting guidelines provided by the Advisor. The Voting Delegate reviews the issues on each voting ballot and itemizes them according to the written voting guidelines. Based on the standing instructions given by the Advisor to the Voting Delegate regarding how to vote, the Voting Delegate places and records the votes. When the voting policy relating to a specific issue is not clearly defined in the written voting guidelines, the Voting Delegate refers the vote decision to the Advisor for review.

ROUTINE CORPORATE ADMINISTRATIVE ITEMS.
The Advisor generally is willing to vote with management on matters of a routine administrative nature. The Advisor believes management should be allowed to make those decisions that are essential to the ongoing operation of the company and which are not expected to have a major economic impact on the corporation and its shareholders. Examples of issues on which the Advisor will normally vote with management's recommendation include:

o    Appointment or election of auditors;
o Increases in authorized common or preferred shares (unless management intends to use the additional shares to implement a takeover defense, in which case the proposal will be analyzed on a case-by-case basis);
o    Routine election or re-election of unopposed directors;
o    Director's liability and indemnification;
o Incentive plans, restricted stock plans and bonus plans, when 10% or fewer of the outstanding shares have been allocated to the company's incentive plans, PROVIDED, HOWEVER, the Proxy Committee may approve an allocation over 10% when the members believe such higher percentage is in the best interest of the Advisor's advisory clients given the facts and circumstances surrounding the proposal including, for example, whether a particular industry traditionally requires a company to allocate a higher percentage in order to be competitive;
o Stock option plans, when 10% or fewer or the outstanding shares have been allocated to the company's plans, (including subsidiary plans, share option and share award plans, equity incentive plans and share options), PROVIDED, HOWEVER, the Proxy Committee may approve an allocation over 10% when the members believe such higher percentage is in the best interest of the Advisors' advisory clients given the facts and circumstances surrounding the proposal including, for example, whether a particular industry traditionally requires a company to allocate a higher percentage in order to be competitive;
o    Employee stock purchase or ownership plans;
o    Name changes; and
o    The time and location of the annual meeting.

The Advisor generally opposes minimum share ownership requirements for directors because the Advisor feels that a director can serve a company well regardless of the extent of his share ownership.

The Advisor generally abstains from voting for an item denoting "such other business as may come before the meeting" because the Advisor will not vote "for" or "against" issues of which it is not aware.

SPECIAL INTEREST ISSUES.
While there are many social, religious, political, and other special interest issues that are worthy of public attention, the Advisor believes that the burden of social responsibility generally rests with management. Because the Advisor's primary responsibility in voting proxies is to provide for the greatest long-term shareholder value, the Advisor is generally opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. Accordingly, the Advisor will vote with management's recommendation on issues such as:

o        Restrictions on military contracting;
o        Restrictions on the marketing of controversial products;
o        Restrictions on corporate political activities;
o        Restrictions on charitable contributions;
o        Restrictions on doing business with foreign countries;
o        A general policy regarding human rights;
o        A general policy regarding employment practices;
o        A general policy regarding animal rights;
o        A general policy regarding nuclear power plants;
o        Compensation plans; and
o        Rotating the location of the annual meeting among various cities.

RESOLVING MATERIAL CONFLICTS OF INTEREST.
The SEC rule describes a potential conflict of interest as occurring when there is a vote between the interests of Fund shareholders, on the one hand, and those of the Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter, on the other.

To eliminate or minimize material conflicts of interest, the Advisor may follow one or more of the following procedures: a) use predetermined voting guidelines,
b) use the recommendations of an independent third party, or c) refer conflicts of interest to the Proxy Committee for a decision.

PROXY VOTING RECORD RETENTION.
The Advisor retains the following records for a minimum of five years: (1) proxy voting policies and procedures; (2) proxy statements; (3) records of votes cast on behalf of clients; (4) records of clients' request for proxy voting information; and (5) any documents prepared on behalf of the Advisor that were material in making the decision on how to vote.

ALL FUNDS

Effective immediately, the second paragraph under the section "Determination of Net Asset Value" on page 104 is deleted and replaced with the following.

Generally, equity securities traded on a national securities exchange are valued each business day at the last sales price. Securities traded on the NASDAQ Stock Market are valued each business day using the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Other exchange-traded securities (generally foreign securities) are valued based on market quotations.




The date of this Statement of Additional Information Supplement is August 20, 2003.








RT37165 08-03                                               GRWSST/WH4021 08-03